UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05076

Tax-Exempt California Money Market Fund
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  9/30

Date of reporting period: 12/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2010 (Unaudited)

Tax-Exempt California Money Market Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.9%
California 97.2%
Alameda County, CA, Industrial Development Authority Revenue, BEMA Electronic Manufacturing Project, Series A, AMT, 0.4% *, 4/1/2034, LOC: Comerica Bank	3,200,000	3,200,000
Alameda County, CA, Industrial Development Authority Revenue, Essai, Inc. Project, AMT, 0.35% *, 8/1/2035, LOC: Comerica Bank	3,750,000	3,750,000
Alameda County, CA, Industrial Development Authority Revenue, Malberg Engineering, Inc., AMT, 0.4% *, 8/1/2031, LOC: Comerica Bank	2,120,000	2,120,000
Alameda County, CA, Industrial Development Authority Revenue, White Brothers Project, AMT, 0.4% *, 3/1/2032, LOC: Comerica Bank	2,400,000	2,400,000
California, ABAG Finance Authority for Non-Profit Corp., Multi-Family Housing Revenue, Amber Court Apartments, Series A, 0.3% *, 12/15/2032, INS: Fannie Mae, LIQ: Fannie Mae	2,150,000	2,150,000
California, Clipper Tax-Exempt Certificate Trust, Series 2009-66, 144A, 0.37% *, 5/15/2030, LIQ: State Street Bank & Trust Co.	15,000,000	15,000,000
California, Housing Finance Agency Revenue, Multi-Family Housing, Mission Apartment, Series A, 0.31% *, 4/1/2041, INS: Freddie Mac, LIQ: Freddie Mac	4,620,000	4,620,000
California, Municipal Finance Authority, Multi-Family Housing Revenue, Series 2410, 144A, AMT, 0.49% *, 1/1/2020, LIQ: JPMorgan Chase Bank, LOC: JPMorgan Chase Bank	4,505,000	4,505,000
California, State General Obligation, Series 2178, 144A, 0.39% *, 12/1/2037, GTY: Wells Fargo & Co., LIQ: Wells Fargo & Co.	2,195,500	2,195,500
California, State Kindergarten, Series B1, 0.28% *, 5/1/2034, LOC: Citibank NA	2,700,000	2,700,000
California, Statewide Communities Development, Series 2114, 144A, AMT, 0.39% *, 9/1/2046, GTY: Wells Fargo & Co., LIQ: Wells Fargo Bank NA	3,765,000	3,765,000
California, Statewide Communities Development Authority Revenue, Series 2089, 144A, 0.33% *, 10/1/2036, GTY: Wells Fargo & Co., LIQ: Wells Fargo Bank NA	1,750,000	1,750,000
California, Statewide Communities Development Authority Revenue, Butte County, Series A-1, 2.0%, 6/30/2011	4,500,000	4,531,310
California, Statewide Communities Development Authority Revenue, Tiger Woods Learning Foundation, 0.45% *, 7/1/2036, LOC: Bank of America NA	1,525,000	1,525,000
California, Statewide Communities Development Authority, Certificates of Participation, 0.3% *, 2/1/2028, LOC: Union Bank of CA	1,000,000	1,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue:
Series 29G, 144A, AMT, 0.35% *, 5/1/2039, GTY: The Goldman Sachs & Co., LIQ: The Goldman Sachs & Co.	7,495,000	7,495,000
Series 2680, 144A, 0.44% *, 5/15/2018, LIQ: JPMorgan Chase Bank, LOC: JPMorgan Chase Bank	6,490,000	6,490,000
Series 2681, 144A, AMT, 0.54% *, 5/15/2018, LIQ: JPMorgan Chase Bank, LOC: JPMorgan Chase Bank	9,190,000	9,190,000
California, William S. Hart Union High School District, Municipal Securities Trust Receipts, "A", Series 59, 144A, 0.34% *, 9/1/2027, GTY: Societe Generale, LIQ: Societe Generale	8,435,000	8,435,000
Contra Costa County, CA, Multi-Family Housing Revenue, Camara Circle Apartments, Series A, AMT, 0.37% *, 12/1/2032, LOC: Citibank NA	1,775,000	1,775,000
Hesperia, CA, Public Financing Authority Revenue, 1993 Street Improvement Project, 0.51% *, 10/1/2023, LOC: Bank of America NA	2,790,000	2,790,000
Lemoore, CA, Certificates of Participation, Municipal Golf Course Refinancing Project, 144A, 0.34% *, 11/1/2020, LOC: Union Bank of CA	2,470,000	2,470,000
Los Angeles County, CA, Series R-13101CE, 144A, 0.36% *, 6/30/2011, GTY: Citibank NA, LIQ: Citibank NA	7,500,000	7,500,000
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue, Series A, 5.0%, 7/1/2011	515,000	526,831
Los Angeles County, CA, Multi-Family Housing Authority Revenue, Canyon Country Villas Project, Series H, 0.39% *, 12/1/2032, INS: Freddie Mac. LIQ: Freddie Mac	6,100,000	6,100,000
Los Angeles, CA, Community College District, Series A, Prerefunded 8/1/2011 @ 100, 5.0%, 6/1/2026, INS: NATL	500,000	513,262
Northern California, Tobacco Securitization Authority, Tobacco Settlement Revenue, Asset Backed Bonds, Series B, Prerefunded, 6/1/2011 @ 100, 4.6%, 6/1/2012	1,760,000	1,790,821
Orange County, CA, Water District, 0.31%, 2/4/2011	6,000,000	6,000,000
San Diego County, CA, School District, Tax & Revenue Anticipation Notes, Series A, 2.0%, 6/30/2011	3,500,000	3,527,848
San Diego, CA, Certificates of Participation, 0.37% *, 12/1/2028, LOC: Comerica Bank	1,735,000	1,735,000
San Diego, CA, Unified School District, Tax & Revenue Anticipation Notes, Series A, 2.0%, 6/30/2011	1,500,000	1,511,987
San Francisco, CA, City & County Multi-Family Housing Revenue, Series 34G, 144A, 0.34% *, 12/1/2018, GTY: The Goldman Sachs & Co., LIQ: The Goldman Sachs & Co.	1,850,000	1,850,000
San Francisco, CA, City & County Unified School District, Tax & Revenue Anticipation Notes, 144A, 2.0%, 6/30/2011	2,500,000	2,519,261
San Jose, CA, Multi-Family Housing Revenue, Brookwood Terrace, Series B2, 0.33% *, 1/1/2014, LOC: JPMorgan Chase Bank	1,000,000	1,000,000
Southern California, Metropolitan Water District, Waterworks Revenue:
Series B, 0.34% *, 7/1/2027, SPA: Bank of America NA	4,800,000	4,800,000
Series B-2, 0.45% *, 7/1/2035, SPA: Banco Bilbao Vizcaya	4,000,000	4,000,000
Stockton, CA, Public Financing Authority Water Revenue, Delta Water Supply Project, Series A, 0.31% *, 10/1/2040, LOC: Union Bank	1,300,000	1,300,000

		138,531,820
Puerto Rico 2.7%
Commonwealth of Puerto Rico, Public Improvement, Series A, Prerefunded 7/1/2011 @ 100, 5.125%, 7/1/2031	1,000,000	1,023,867
Puerto Rico, Commonwealth Highway & Transportation Authority Revenue, Series DCL 019, 144A, 0.43% *, 1/1/2029, INS: AGMC, LIQ: Dexia Credit Local, LOC: Dexia Credit Local	2,065,000	2,065,000
Puerto Rico, Municipal Finance Agency, Series PT 3326, 144A, 0.47% *, 8/1/2021, GTY: Dexia Credit Local, INS: CIFG, LIQ: Dexia Credit Local	800,000	800,000

		3,888,867

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $142,420,687) †	99.9	142,420,687
Other Assets and Liabilities, Net	0.1	166,530

Net Assets	100.0	142,587,217

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are often payable on demand and are shown at their current rates as of December 31, 2010.

† The cost for federal income tax purposes was $142,420,687.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
CIFG: CIFG Assurance North America, Inc.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments	$—	$142,420,687	$—	$142,420,687
Total	$—	$142,420,687	$—	$142,420,687

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period ended December 31, 2010.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt California Money Market Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 15. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 15. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 15. 2011